FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

15. FAIR VALUE MEASUREMENT

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2020:

	As of December 31, 2019			Total Fair
RMB	Level 1	Level 2	Level 3	Value
Investment securities:
Debt securities	—	—	23,523,746	23,523,746
Equity securities with readily determinable fair value	—	—	55,302	55,302
Total	—	—	23,579,048	23,579,048

	As of December 31, 2020			Total Fair
RMB	Level 1	Level 2	Level 3	Value
Investment securities:
Equity securities with readily determinable fair value	—	—	50,000	50,000
Total	—	—	50,000	50,000

The tables below reflect the reconciliation from the opening balances to the closing balances for recurring fair value measurements categorized as Level 3 of the fair value hierarchy for the years ended December 31, 2018, 2019 and 2020:

		For the Year Ended December 31, 2018
			Gain or Losses
				Included in	Foreign
				Other	Currency
	January 1,		Included in	Comprehensive	Translation	December 31,
RMB	2018	Purchase	Earnings	Loss	Adjustment	2018
Investment securities:
Debt securities	—	19,751,605	—	1,693,634	113,918	21,559,157
Equity securities with readily determinable fair value	—	835,895	(490,661)	—	(16,492)	328,742
Total	—	20,587,500	(490,661)	1,693,634	97,426	21,887,899
Liabilities:
Convertible debt	(17,863,647)	—	(3,553,249)	—	(1,033,323)	(22,450,219)

		For the Year Ended December 31, 2019
		Gain or Losses
			Included in	Foreign
			Other	Currency
	January 1,	Included in	Comprehensive	Translation		December 31,
RMB	2019	Earnings	Loss	Adjustment	Extinguishment	2019
Investment securities:
Debt securities	21,559,157	—	1,591,098	373,491	—	23,523,746
Equity securities with readily determinable fair value	328,742	(274,829)	—	1,389	—	55,302
Total	21,887,899	(274,829)	1,591,098	374,880	—	23,579,048
Liabilities:
Convertible debt	(22,450,219)	(8,749,608)	—	(633,141)	31,832,968	—

15. FAIR VALUE MEASUREMENT (Continued)

		For the Year Ended December 31, 2020
		Gain or Losses
			Included in	Foreign
			Other	Currency
	January 1,	Included in	Comprehensive	Translation		December 31,
RMB	2020	Earnings	Loss	Adjustment	Disposal	2020
Investment securities:
Debt securities	23,523,746	4,863,233	(3,406,863)	42,977	(25,023,093)	—
Equity securities with readily determinable fair value	55,302	(5,247)	—	17	(72)	50,000
Total	23,579,048	4,857,986	(3,406,863)	42,994	(25,023,165)	50,000

For debt securities, equity securities with readily determinable fair value and convertible debt that do not have a quoted market rate, the Company measured their fair value based on the market approach or income approach when no recent transactions are available. The market approach takes into consideration a number of factors including market multiple and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. Specifically, some of the significant unobservable inputs included the investee’s historical earning on sale, discount of lack of marketability, investee’s time to initial public offering as well as related volatility. The income approach takes into consideration a number of factors including management projection of discounted future cash flow of the investee as well as an appropriate discount rate. The Company has classified those as level 3 measurement. The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.